Restatement of previously issued financial statements - Effect of restatement on statements of cash flows (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Restated
Statement of Cash Flows
Initial value of Class A common stock subject to possible redemption	$ 208,956,930	$ 208,956,930	$ 208,956,930	$ 208,956,930
Change in value of Class A common stock subject to possible redemption	(428,980)	(3,047,720)	(5,464,380)	(7,992,050)
Restatement Adjustment
Statement of Cash Flows
Initial value of Class A common stock subject to possible redemption	(208,956,930)	(208,956,930)	(208,956,930)	(208,956,930)
Change in value of Class A common stock subject to possible redemption	$ 428,980	$ 3,047,720	$ 5,464,380	$ 7,992,050